REGULATORY FRAMEWORK (Details 5)	12 Months Ended
Dec. 31, 2023
Minimum Remuneration To Thermal Power Generator 3 [Member]
IfrsStatementLineItems [Line Items]
Remuniration	Generated energy
SE No. 440/21 ($ / MWh)	Between 310 and 542
SE No. 826/22 ($ / MWh)	Between 585 and 1,023
SE No. 869/23 ($ / MW-month)	Between 1,473 and 2,578
Minimum Remuneration To Thermal Power Generator 1 [Member]
IfrsStatementLineItems [Line Items]
Remuniration	Operated energy
SE No. 440/21 ($ / MWh)	108
SE No. 826/22 ($ / MWh)	204
SE No. 869/23 ($ / MW-month)	513